Voyage and Vessel Operating Expenses	12 Months Ended
Dec. 31, 2025
Voyage and Vessel Operating Expenses [Abstract]
Voyage and Vessel Operating Expenses
11.	Voyage and Vessel Operating Expenses:

The amounts in the consolidated statements of comprehensive income are as follows:

Voyage Expenses	Year Ended December 31,
	2023	2024	2025
Bunkers	20	380	194
Commissions (including $1,037, $1,040 and $1,015 respectively, to related party)	1,589	1,628	2,296
Other	-	-	11
Total	1,609	2,008	2,501

Vessel Operating Expenses	Year Ended December 31,
	2023	2024	2025
Crew wages and related costs	11,898	11,965	11,465
Insurance	1,670	1,578	1,541
Repairs and maintenance (including $42, $46 and $11 respectively, to related party)	1,138	1,566	1,868
Spares and consumable stores	3,538	3,685	3,196
Registration and taxes (Note 13)	283	292	325
Total	18,527	19,086	18,395